Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Property, Plant and Equipment
The estimated useful lives of Xanadu’s property and equipment are as follows:

Computer systems and servers	3 years
Lab equipment	7 years
Test and computer equipment	7 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Property and equipment, net consisted of the following as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Computer systems and servers	$1,124	$1,083
Test and computer equipment	16,831	16,988
Lab equipment	9,565	9,604
Furniture and fixtures	281	286
Leasehold improvements	3,576	3,637
Total	$31,377	$31,598
Less: Accumulated depreciation	(14,196)	(13,285)
Property and equipment, net	$17,181	$18,313

Schedule of Finite-Lived Intangible Assets

Patents	3 years
Internally developed software	5 years
Third-party perpetual software licenses	3 years
Intangible assets, net consisted of the following as of March 31, 2026 and December 31, 2025:

	As of March 31, 2026
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,323	$(1,473)	$850
Internally developed software	7,565	(3,632)	3,933
External software licenses	188	(136)	52
Total	$10,076	$(5,241)	$4,835

	As of December 31, 2025
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,226	$(1,383)	$843
Internally developed software	7,586	(3,352)	4,234
External software licenses	180	(129)	51
Total	$9,992	$(4,864)	$5,128